Schedule of Investments(a)
Invesco Large Cap Growth ETF (PWB)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-11.79%
Alphabet, Inc., Class A(b)	170,280	$23,856,228
Meta Platforms, Inc., Class A(b)	68,240	26,623,153
Netflix, Inc.(b)	48,893	27,581,030
Spotify Technology S.A.(b)	55,279	11,904,333
		89,964,744
Consumer Discretionary-19.38%
Airbnb, Inc., Class A(b)(c)	76,658	11,049,484
Amazon.com, Inc.(b)	158,762	24,639,862
Booking Holdings, Inc.(b)	3,145	11,030,993
Chipotle Mexican Grill, Inc.(b)	4,548	10,955,086
Hilton Worldwide Holdings, Inc.	58,775	11,223,674
Marriott International, Inc., Class A	48,036	11,515,670
McDonald’s Corp.	83,144	24,337,912
MercadoLibre, Inc. (Brazil)(b)	6,706	11,479,398
O’Reilly Automotive, Inc.(b)	10,162	10,396,234
Ross Stores, Inc.	76,816	10,775,749
TJX Cos., Inc. (The)	111,044	10,539,186
		147,943,248
Consumer Staples-3.71%
Costco Wholesale Corp.	40,818	28,363,612
Energy-1.10%
Baker Hughes Co., Class A	293,563	8,366,545
Financials-9.43%
Arch Capital Group Ltd.(b)	117,721	9,703,742
Mastercard, Inc., Class A	57,364	25,769,630
Progressive Corp. (The)	62,398	11,122,443
Visa, Inc., Class A(c)	92,806	25,360,168
		71,955,983
Health Care-4.86%
Eli Lilly and Co.	38,826	25,066,454
Vertex Pharmaceuticals, Inc.(b)	27,865	12,076,134
		37,142,588
Industrials-18.30%
AMETEK, Inc.	64,228	10,408,147
Caterpillar, Inc.	39,704	11,923,508
Copart, Inc.(b)	195,539	9,393,694
Eaton Corp. PLC	43,816	10,782,241
General Electric Co.	82,811	10,965,833
Old Dominion Freight Line, Inc.	24,711	9,662,495
Parker-Hannifin Corp.	23,044	10,703,938
Republic Services, Inc.	62,340	10,667,621
Trane Technologies PLC	43,812	11,042,815
TransDigm Group, Inc.	10,309	11,264,438
Uber Technologies, Inc.(b)	181,608	11,853,554
Verisk Analytics, Inc.	41,558	10,037,504
W.W. Grainger, Inc.	12,292	11,009,207
		139,714,995
	Shares	Value
Information Technology-31.45%
Adobe, Inc.(b)(c)	37,870	$23,395,329
Apple, Inc.	121,183	22,346,145
Arista Networks, Inc.(b)	46,167	11,942,479
Cadence Design Systems, Inc.(b)	36,786	10,611,290
Fortinet, Inc.(b)	191,538	12,352,286
Microsoft Corp.	61,468	24,438,447
Motorola Solutions, Inc.(c)	31,122	9,943,479
NVIDIA Corp.	46,020	28,314,725
Oracle Corp.	198,430	22,164,631
Palo Alto Networks, Inc.(b)(c)	38,159	12,917,203
Salesforce, Inc.(b)	103,046	28,965,200
ServiceNow, Inc.(b)	14,909	11,411,349
Shopify, Inc., Class A (Canada)(b)	143,039	11,453,133
Synopsys, Inc.(b)	18,364	9,794,439
		240,050,135
Total Common Stocks & Other Equity Interests (Cost $600,615,942)		763,501,850
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $298,766)	298,766	298,766
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $600,914,708)		763,800,616
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.73%
Invesco Private Government Fund, 5.29%(d)(e)(f)	5,828,065	5,828,065
Invesco Private Prime Fund, 5.52%(d)(e)(f)	14,975,967	14,986,450
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,814,781)		20,814,515
TOTAL INVESTMENTS IN SECURITIES-102.79% (Cost $621,729,489)		784,615,131
OTHER ASSETS LESS LIABILITIES-(2.79)%		(21,309,489)
NET ASSETS-100.00%		$763,305,642
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Growth ETF (PWB)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,266	$3,806,143	$(3,665,643)	$-	$-	$298,766	$4,970
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,733,945	153,578,667	(154,484,547)	-	-	5,828,065	247,785*
Invesco Private Prime Fund	17,315,858	321,165,769	(323,508,880)	(236)	13,939	14,986,450	665,329*
Total	$24,208,069	$478,550,579	$(481,659,070)	$(236)	$13,939	$21,113,281	$918,084

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Large Cap Value ETF (PWV)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-6.86%
Comcast Corp., Class A	579,550	$26,972,257
Verizon Communications, Inc.	677,506	28,692,379
		55,664,636
Consumer Discretionary-8.25%
D.R. Horton, Inc.	83,138	11,881,252
Ford Motor Co.	1,028,991	12,059,774
General Motors Co.	374,206	14,519,193
Home Depot, Inc. (The)	80,744	28,499,402
		66,959,621
Consumer Staples-5.09%
Altria Group, Inc.	260,526	10,452,303
Archer-Daniels-Midland Co.	144,546	8,033,867
Kroger Co. (The)	247,897	11,437,967
Target Corp.	82,072	11,414,574
		41,338,711
Energy-18.74%
Chevron Corp.	172,371	25,412,657
ConocoPhillips	215,685	24,128,681
Energy Transfer L.P.	784,648	11,220,466
EOG Resources, Inc.	86,054	9,792,085
Exxon Mobil Corp.	238,177	24,486,978
Marathon Petroleum Corp.	71,402	11,824,171
Occidental Petroleum Corp.	174,021	10,018,389
Phillips 66	90,095	13,001,610
Valero Energy Corp.	85,311	11,849,698
Williams Cos., Inc. (The)(b)	298,797	10,356,304
		152,091,039
Financials-19.45%
Aflac, Inc.	131,070	11,054,444
American International Group, Inc.	165,325	11,491,741
Bank of America Corp.	829,212	28,201,500
Bank of New York Mellon Corp. (The)	225,799	12,522,812
Capital One Financial Corp.	99,621	13,480,714
JPMorgan Chase & Co.	162,344	28,306,300
MetLife, Inc.	170,222	11,799,789
Prudential Financial, Inc.	112,852	11,841,560
Wells Fargo & Co.	581,506	29,179,971
		157,878,831
Health Care-16.22%
Abbott Laboratories	245,902	27,823,811
AbbVie, Inc.	179,903	29,576,053
Centene Corp.(c)	146,235	11,012,958
Cigna Group (The)	37,421	11,261,850
HCA Healthcare, Inc.	42,840	13,061,916
Johnson & Johnson	166,003	26,377,877
Regeneron Pharmaceuticals, Inc.(c)	13,283	12,522,947
		131,637,412
Industrials-2.82%
Carrier Global Corp.	198,529	10,861,521
PACCAR, Inc.	119,784	12,025,116
		22,886,637
	Shares	Value
Information Technology-15.64%
Cisco Systems, Inc.	515,564	$25,871,002
Cognizant Technology Solutions Corp., Class A	152,437	11,755,941
Dell Technologies, Inc., Class C	145,045	12,021,330
Intel Corp.	556,198	23,961,010
International Business Machines Corp.	161,225	29,610,583
QUALCOMM, Inc.	82,163	12,202,027
TE Connectivity Ltd.	81,051	11,524,642
		126,946,535
Materials-3.00%
Nucor Corp.	67,752	12,664,881
Southern Copper Corp. (Mexico)	142,178	11,672,814
		24,337,695
Utilities-3.87%
Constellation Energy Corp.	87,022	10,616,684
PG&E Corp.	601,788	10,152,163
Southern Co. (The)	153,215	10,651,507
		31,420,354
Total Common Stocks & Other Equity Interests (Cost $714,666,094)		811,161,471
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $60,164)	60,164	60,164
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $714,726,258)		811,221,635
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 5.29%(d)(e)(f)	2,467	2,467
Invesco Private Prime Fund, 5.52%(d)(e)(f)	5,937	5,941
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,408)		8,408
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $714,734,666)		811,230,043
OTHER ASSETS LESS LIABILITIES-0.05%		422,610
NET ASSETS-100.00%		$811,652,653
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Value ETF (PWV)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,271,016	$(19,210,852)	$-	$-	$60,164	$11,852
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	126,301,144	(126,298,677)	-	-	2,467	149,664*
Invesco Private Prime Fund	-	276,007,519	(276,008,285)	-	6,707	5,941	400,102*
Total	$-	$421,579,679	$(421,517,814)	$-	$6,707	$68,572	$561,618

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-9.30%
Alphabet, Inc., Class A(b)	18,964	$2,656,856
Alphabet, Inc., Class C(b)	15,933	2,259,299
AT&T, Inc.	280,437	4,960,931
Charter Communications, Inc., Class A(b)	12,903	4,783,271
Comcast Corp., Class A	112,574	5,239,194
Meta Platforms, Inc., Class A(b)	14,252	5,560,275
Netflix, Inc.(b)	10,466	5,903,975
T-Mobile US, Inc.	30,302	4,885,592
Verizon Communications, Inc.	123,867	5,245,768
Walt Disney Co. (The)	51,084	4,906,618
		46,401,779
Consumer Discretionary-9.59%
Amazon.com, Inc.(b)	32,141	4,988,283
Booking Holdings, Inc.(b)	1,470	5,155,981
Ford Motor Co.	430,283	5,042,917
General Motors Co.	140,349	5,445,541
Home Depot, Inc. (The)	14,523	5,126,038
Lowe’s Cos., Inc.	22,813	4,855,519
McDonald’s Corp.	16,598	4,858,567
NIKE, Inc., Class B(c)	40,859	4,148,414
Starbucks Corp.	49,035	4,561,726
Tesla, Inc.(b)	19,447	3,642,229
		47,825,215
Consumer Staples-10.94%
Altria Group, Inc.	114,715	4,602,366
Coca-Cola Co. (The)	80,801	4,806,851
Colgate-Palmolive Co.	61,424	5,171,901
Costco Wholesale Corp.	7,768	5,397,828
Kraft Heinz Co. (The)	130,767	4,855,379
Mondelez International, Inc., Class A	66,633	5,015,466
PepsiCo, Inc.	28,623	4,823,834
Philip Morris International, Inc.	51,894	4,714,570
Procter & Gamble Co. (The)	32,637	5,128,578
Target Corp.	35,093	4,880,734
Walmart, Inc.	31,423	5,192,651
		54,590,158
Energy-2.90%
Chevron Corp.	32,825	4,839,390
ConocoPhillips	42,266	4,728,297
Exxon Mobil Corp.	47,591	4,892,831
		14,460,518
Financials-18.56%
American Express Co.	28,146	5,650,028
American International Group, Inc.	72,282	5,024,322
Bank of America Corp.	153,008	5,203,802
Bank of New York Mellon Corp. (The)	96,713	5,363,703
Berkshire Hathaway, Inc., Class B(b)	13,432	5,154,396
BlackRock, Inc.	6,364	4,927,709
Capital One Financial Corp.	40,179	5,437,022
Charles Schwab Corp. (The)	74,055	4,659,540
Citigroup, Inc.	96,930	5,444,558
Goldman Sachs Group, Inc. (The)	13,510	5,187,975
JPMorgan Chase & Co.	29,880	5,209,877
Mastercard, Inc., Class A	11,504	5,167,942
MetLife, Inc.	73,943	5,125,729
Morgan Stanley	57,593	5,024,413
PayPal Holdings, Inc.(b)	80,437	4,934,810
U.S. Bancorp	117,163	4,866,951
	Shares	Value
Financials-(continued)
Visa, Inc., Class A(c)	18,527	$5,062,688
Wells Fargo & Co.	102,921	5,164,576
		92,610,041
Health Care-14.02%
Abbott Laboratories	45,328	5,128,863
AbbVie, Inc.	31,775	5,223,810
Amgen, Inc.	17,623	5,538,204
Bristol-Myers Squibb Co.	94,168	4,601,990
CVS Health Corp.	63,113	4,693,714
Danaher Corp.	21,811	5,232,677
Eli Lilly and Co.	7,933	5,121,624
Gilead Sciences, Inc.	59,935	4,690,513
Johnson & Johnson	30,667	4,872,986
Medtronic PLC	59,725	5,228,327
Merck & Co., Inc.	45,733	5,523,632
Pfizer, Inc.	164,676	4,459,426
Thermo Fisher Scientific, Inc.	9,682	5,218,404
UnitedHealth Group, Inc.	8,616	4,409,152
		69,943,322
Industrials-12.51%
3M Co.	45,816	4,322,740
Boeing Co. (The)(b)	19,383	4,090,588
Caterpillar, Inc.	18,267	5,485,763
Deere & Co.	13,023	5,125,592
Emerson Electric Co.	52,918	4,854,168
FedEx Corp.	17,416	4,202,307
General Dynamics Corp.	18,802	4,982,342
General Electric Co.	39,292	5,203,047
Honeywell International, Inc.	24,378	4,930,694
Lockheed Martin Corp.	10,584	4,544,875
RTX Corp.	58,342	5,316,123
Union Pacific Corp.	20,636	5,033,740
United Parcel Service, Inc., Class B	30,320	4,302,408
		62,394,387
Information Technology-14.60%
Accenture PLC, Class A	14,057	5,115,061
Adobe, Inc.(b)	7,781	4,806,946
Advanced Micro Devices, Inc.(b)	36,786	6,168,644
Apple, Inc.	24,223	4,466,721
Broadcom, Inc.	5,021	5,924,780
Cisco Systems, Inc.	97,948	4,915,031
Intel Corp.	111,002	4,781,966
International Business Machines Corp.	29,260	5,373,892
Microsoft Corp.	12,664	5,034,953
NVIDIA Corp.	9,986	6,144,086
Oracle Corp.	41,695	4,657,332
QUALCOMM, Inc.	35,626	5,290,817
Salesforce, Inc.(b)	18,907	5,314,569
Texas Instruments, Inc.	30,210	4,837,225
		72,832,023
Materials-1.96%
Dow, Inc.	93,062	4,988,123
Linde PLC	11,811	4,781,447
		9,769,570
Real Estate-1.89%
American Tower Corp.	22,959	4,491,929
Simon Property Group, Inc.(c)	35,697	4,947,961
		9,439,890
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Utilities-3.66%
Duke Energy Corp.	50,204	$4,811,049
Exelon Corp.	120,866	4,207,346
NextEra Energy, Inc.	79,402	4,655,339
Southern Co. (The)	66,310	4,609,871
		18,283,605
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $456,951,211)		498,550,508
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.28%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,789,274	1,789,274
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	4,599,819	$4,603,039
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,392,412)		6,392,313
TOTAL INVESTMENTS IN SECURITIES-101.21% (Cost $463,343,623)		504,942,821
OTHER ASSETS LESS LIABILITIES-(1.21)%		(6,024,917)
NET ASSETS-100.00%		$498,917,904

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,471	$6,242,074	$(6,259,545)	$-	$-	$-	$5,301
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,144,515	52,299,545	(54,654,786)	-	-	1,789,274	83,696*
Invesco Private Prime Fund	10,657,324	98,723,833	(104,783,717)	(99)	5,698	4,603,039	222,695*
Total	$14,819,310	$157,265,452	$(165,698,048)	$(99)	$5,698	$6,392,313	$311,692

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.38%
Alphabet, Inc., Class C(b)	418,011	$59,273,960
Consumer Discretionary-10.81%
D.R. Horton, Inc.	426,043	60,885,805
Lennar Corp., Class A	377,873	56,624,269
NVR, Inc.(b)	7,252	51,310,003
Pool Corp.(c)	172,914	64,194,323
PulteGroup, Inc.	643,441	67,278,191
Tapestry, Inc.	1,566,433	60,761,936
Tractor Supply Co.(c)	262,634	58,987,596
Ulta Beauty, Inc.(b)	88,460	44,411,343
		464,453,466
Consumer Staples-2.80%
Archer-Daniels-Midland Co.	669,907	37,233,431
Bunge Global S.A.	462,085	40,705,068
Lamb Weston Holdings, Inc.	412,084	42,213,885
		120,152,384
Energy-25.07%
APA Corp.	1,872,141	58,654,178
Chevron Corp.	485,183	71,530,530
ConocoPhillips	596,532	66,734,035
Coterra Energy, Inc.	3,075,480	76,517,942
Devon Energy Corp.	1,681,966	70,676,211
Diamondback Energy, Inc.	591,174	90,887,091
EOG Resources, Inc.	447,922	50,969,044
EQT Corp.(c)	1,907,060	67,509,924
Exxon Mobil Corp.	518,835	53,341,426
Marathon Oil Corp.	2,915,128	66,610,675
Marathon Petroleum Corp.	535,919	88,748,186
Occidental Petroleum Corp.(c)	1,138,929	65,568,143
ONEOK, Inc.	849,896	58,005,402
Phillips 66	380,406	54,896,390
Pioneer Natural Resources Co.	292,860	67,308,014
Valero Energy Corp.	494,701	68,713,969
		1,076,671,160
Financials-6.18%
American International Group, Inc.	574,276	39,917,925
Capital One Financial Corp.	356,164	48,196,112
Discover Financial Services(c)	417,119	44,014,397
Raymond James Financial, Inc.	376,389	41,470,540
Visa, Inc., Class A	167,625	45,805,208
W.R. Berkley Corp.(c)	560,338	45,880,475
		265,284,657
Health Care-8.94%
Elevance Health, Inc.	88,836	43,835,236
Humana, Inc.	77,664	29,361,652
IDEXX Laboratories, Inc.(b)	71,722	36,942,568
Molina Healthcare, Inc.(b)(c)	160,480	57,201,491
Pfizer, Inc.	2,491,397	67,467,031
Regeneron Pharmaceuticals, Inc.(b)	68,498	64,578,544
Vertex Pharmaceuticals, Inc.(b)	195,812	84,861,004
		384,247,526
Industrials-8.62%
Copart, Inc.(b)	1,031,992	49,576,896
Deere & Co.	170,289	67,022,344
Expeditors International of Washington, Inc.	589,278	74,443,490
	Shares	Value
Industrials-(continued)
J.B. Hunt Transport Services, Inc.	256,237	$51,498,512
Old Dominion Freight Line, Inc.	130,588	51,062,520
United Parcel Service, Inc., Class B	238,892	33,898,775
W.W. Grainger, Inc.	47,677	42,701,428
		370,203,965
Information Technology-22.36%
Adobe, Inc.(b)	76,539	47,284,263
Apple, Inc.	221,792	40,898,445
Applied Materials, Inc.	340,674	55,972,738
Arista Networks, Inc.(b)	244,012	63,121,024
Autodesk, Inc.(b)	230,431	58,485,692
Broadcom, Inc.	50,658	59,776,440
Enphase Energy, Inc.(b)(c)	684,159	71,241,477
Gartner, Inc.(b)	103,652	47,414,571
KLA Corp.	125,192	74,369,056
Lam Research Corp.	81,204	67,007,105
Microchip Technology, Inc.	509,033	43,359,431
Microsoft Corp.	110,534	43,946,108
NXP Semiconductors N.V. (China)	326,580	68,767,950
ON Semiconductor Corp.(b)	745,397	53,020,089
QUALCOMM, Inc.	313,546	46,564,716
Skyworks Solutions, Inc.(c)	379,944	39,688,950
Teradyne, Inc.(c)	426,991	41,243,061
Texas Instruments, Inc.	239,471	38,344,096
		960,505,212
Materials-12.73%
Albemarle Corp.(c)	537,143	61,631,788
Celanese Corp.(c)	383,654	56,124,744
CF Industries Holdings, Inc.	1,161,947	87,738,618
DuPont de Nemours, Inc.	741,632	45,832,858
LyondellBasell Industries N.V., Class A	438,693	41,289,785
Mosaic Co. (The)	2,361,698	72,527,745
Nucor Corp.	487,330	91,096,597
Steel Dynamics, Inc.	751,664	90,718,328
		546,960,463
Real Estate-1.07%
Public Storage	161,969	45,868,001
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $4,012,601,780)		4,293,620,794
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.73%
Invesco Private Government Fund, 5.29%(d)(e)(f)	80,968,218	80,968,218
Invesco Private Prime Fund, 5.52%(d)(e)(f)	208,058,348	208,203,989
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $289,165,738)		289,172,207
TOTAL INVESTMENTS IN SECURITIES-106.69% (Cost $4,301,767,518)		4,582,793,001
OTHER ASSETS LESS LIABILITIES-(6.69)%		(287,454,937)
NET ASSETS-100.00%		$4,295,338,064
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$43,969,813	$(43,969,813)	$-	$-	$-	$34,306
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	72,100,398	694,479,650	(685,611,830)	-	-	80,968,218	2,522,944*
Invesco Private Prime Fund	125,583,975	1,366,808,135	(1,284,314,146)	12,871	113,154	208,203,989	6,809,510*
Total	$197,684,373	$2,105,257,598	$(2,013,895,789)	$12,871	$113,154	$289,172,207	$9,366,760

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-6.62%
Charter Communications, Inc., Class A(b)	704	$260,980
Comcast Corp., Class A	7,705	358,591
Fox Corp., Class A	13,039	421,160
Interpublic Group of Cos., Inc. (The)	8,856	292,159
News Corp., Class A	11,008	271,237
Omnicom Group, Inc.	3,324	300,423
Verizon Communications, Inc.	11,397	482,663
		2,387,213
Consumer Discretionary-11.04%
Best Buy Co., Inc.	6,216	450,598
BorgWarner, Inc.	16,789	569,147
D.R. Horton, Inc.	2,816	402,435
eBay, Inc.	7,404	304,082
Lennar Corp., Class A	3,191	478,171
MGM Resorts International	7,505	325,492
NVR, Inc.(b)	35	247,635
PulteGroup, Inc.	4,740	495,614
Ralph Lauren Corp.	1,825	262,198
Tapestry, Inc.	11,397	442,090
		3,977,462
Consumer Staples-4.73%
Bunge Global S.A.	6,523	574,611
Kroger Co. (The)	11,069	510,724
Molson Coors Beverage Co., Class B	5,717	353,253
Walmart, Inc.	1,600	264,400
		1,702,988
Energy-17.59%
APA Corp.	9,312	291,745
Baker Hughes Co., Class A	7,994	227,829
ConocoPhillips	2,258	252,602
Coterra Energy, Inc.	14,649	364,467
Diamondback Energy, Inc.	2,391	367,592
EOG Resources, Inc.	2,492	283,565
EQT Corp.	13,272	469,829
Exxon Mobil Corp.	3,611	371,247
Halliburton Co.	7,367	262,633
Kinder Morgan, Inc.	18,365	310,736
Marathon Oil Corp.	16,588	379,036
Marathon Petroleum Corp.	4,157	688,399
ONEOK, Inc.	4,043	275,935
Phillips 66	4,807	693,698
Pioneer Natural Resources Co.	1,249	287,058
Valero Energy Corp.	5,861	814,093
		6,340,464
Financials-20.84%
Aflac, Inc.	3,498	295,021
American International Group, Inc.	6,842	475,587
Arch Capital Group Ltd.(b)	3,727	307,217
Assurant, Inc.	1,969	330,694
Bank of New York Mellon Corp. (The)	8,803	488,214
Berkshire Hathaway, Inc., Class B(b)	1,019	391,031
Capital One Financial Corp.	4,542	614,623
Chubb Ltd.	1,342	328,790
Cincinnati Financial Corp.	3,776	418,381
Citigroup, Inc.	11,844	665,278
Everest Group Ltd.	1,152	443,485
Franklin Resources, Inc.	15,634	416,333
Globe Life, Inc.	1,953	239,868
Hartford Financial Services Group, Inc. (The)	4,909	426,887
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	2,266	$395,100
Loews Corp.	6,746	491,514
State Street Corp.	6,052	447,061
Travelers Cos., Inc. (The)	1,594	336,908
		7,511,992
Health Care-9.85%
Cardinal Health, Inc.	3,005	328,116
Cencora, Inc.	1,984	461,637
Cigna Group (The)	1,947	585,950
DaVita, Inc.(b)	2,516	272,130
Humana, Inc.	656	248,007
Laboratory Corp. of America Holdings	1,062	236,083
McKesson Corp.	895	447,401
Molina Healthcare, Inc.(b)	735	261,983
Quest Diagnostics, Inc.	1,727	221,799
Universal Health Services, Inc., Class B	3,060	485,959
		3,549,065
Industrials-6.46%
Emerson Electric Co.	4,151	380,771
FedEx Corp.	1,254	302,578
General Electric Co.	1,870	247,625
Jacobs Solutions, Inc.	2,067	278,570
PACCAR, Inc.	3,009	302,074
Snap-on, Inc.	768	222,666
Stanley Black & Decker, Inc.	2,888	269,450
Textron, Inc.	3,823	323,846
		2,327,580
Information Technology-3.37%
Cognizant Technology Solutions Corp., Class A	3,279	252,877
Hewlett Packard Enterprise Co.	27,932	427,080
HP, Inc.	10,490	301,168
Skyworks Solutions, Inc.	2,240	233,990
		1,215,115
Materials-8.42%
Celanese Corp.	2,765	404,492
Dow, Inc.	6,077	325,727
DuPont de Nemours, Inc.	6,423	396,941
Eastman Chemical Co.	3,765	314,566
International Paper Co.	9,525	341,281
LyondellBasell Industries N.V., Class A	3,834	360,856
Nucor Corp.	2,389	446,576
Steel Dynamics, Inc.	3,671	443,053
		3,033,492
Utilities-10.96%
Ameren Corp.	3,201	222,694
Atmos Energy Corp.	2,225	253,516
CenterPoint Energy, Inc.	8,562	239,222
Consolidated Edison, Inc.	3,581	325,513
Duke Energy Corp.	2,300	220,409
Edison International	3,943	266,074
Exelon Corp.	7,609	264,869
NiSource, Inc.	10,644	276,425
NRG Energy, Inc.	4,620	245,045
PG&E Corp.	17,399	293,521
Pinnacle West Capital Corp.	4,224	291,034
PPL Corp.	10,685	279,947
Public Service Enterprise Group, Inc.	4,675	271,103
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra	3,686	$263,770
Xcel Energy, Inc.	3,962	237,205
		3,950,347
Total Common Stocks & Other Equity Interests (Cost $34,472,957)		35,995,718
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $80,332)	80,332	80,332
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $34,553,289)		36,076,050
OTHER ASSETS LESS LIABILITIES-(0.10)%		(36,526)
NET ASSETS-100.00%		$36,039,524
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,944	$1,253,838	$(1,196,450)	$-	$-	$80,332	$2,418
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	638,059	(638,059)	-	-	-	335*
Invesco Private Prime Fund	-	1,730,040	(1,730,018)	-	(22)	-	905*
Total	$22,944	$3,621,937	$(3,564,527)	$-	$(22)	$80,332	$3,658

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-0.69%
TKO Group Holdings, Inc.(b)	100,997	$8,452,439
Consumer Discretionary-16.74%
Deckers Outdoor Corp.(c)	76,749	57,848,024
Dick’s Sporting Goods, Inc.(b)	120,900	18,022,563
Five Below, Inc.(b)(c)	120,691	21,659,207
KB Home	191,793	11,428,945
Penske Automotive Group, Inc.(b)	35,966	5,336,275
Skechers U.S.A., Inc., Class A(b)(c)	251,347	15,694,107
Taylor Morrison Home Corp., Class A(c)	271,138	14,137,135
Tempur Sealy International, Inc.(b)	378,361	18,876,430
Texas Roadhouse, Inc.	120,202	15,111,795
Toll Brothers, Inc.	284,194	28,234,674
		206,349,155
Consumer Staples-8.26%
BellRing Brands, Inc.(c)	261,049	14,428,178
Casey’s General Stores, Inc.	63,004	17,096,766
Celsius Holdings, Inc.(b)(c)	236,372	11,794,963
Coty, Inc., Class A(b)(c)	775,301	9,365,636
Ingredion, Inc.	125,106	13,457,652
Lancaster Colony Corp.(b)	46,543	8,553,673
Sprouts Farmers Market, Inc.(b)(c)	169,906	8,558,165
US Foods Holding Corp.(c)	404,137	18,594,343
		101,849,376
Energy-1.50%
ChampionX Corp.(b)	434,304	11,904,273
Valaris Ltd.(b)(c)	105,735	6,541,824
		18,446,097
Financials-13.28%
CNO Financial Group, Inc.	209,610	5,697,200
Evercore, Inc., Class A	58,636	10,069,560
FirstCash Holdings, Inc.	64,114	7,358,364
Interactive Brokers Group, Inc., Class A	227,212	20,165,065
Kinsale Capital Group, Inc.(b)	42,069	16,725,372
Old Republic International Corp.(b)	488,760	13,704,830
Primerica, Inc.	111,160	26,029,226
RenaissanceRe Holdings Ltd. (Bermuda)(b)	97,194	22,240,903
RLI Corp.	67,275	9,174,292
Selective Insurance Group, Inc.	121,120	12,700,643
Unum Group	410,867	19,861,311
		163,726,766
Health Care-4.24%
Encompass Health Corp.	172,035	12,221,366
Haemonetics Corp.(c)	83,354	6,373,247
Penumbra, Inc.(b)(c)	133,562	33,683,001
		52,277,614
Industrials-35.40%
AECOM	206,777	18,235,664
Clean Harbors, Inc.(c)	145,684	24,469,085
Crane Co.(b)	106,024	13,158,639
Curtiss-Wright Corp.	75,241	16,746,389
EMCOR Group, Inc.	171,248	39,063,381
EnerSys	98,043	9,369,970
ESAB Corp.	146,566	12,603,210
ITT, Inc.	137,355	16,589,737
Landstar System, Inc.(b)	67,112	12,866,713
Lennox International, Inc.	71,106	30,444,745
Lincoln Electric Holdings, Inc.(b)	137,701	30,599,916
	Shares	Value
Industrials-(continued)
MasTec, Inc.(c)	114,632	$7,527,883
MSC Industrial Direct Co., Inc., Class A(b)	85,889	8,475,527
nVent Electric PLC	377,585	22,670,203
Owens Corning	198,096	30,017,487
Ryder System, Inc.	70,382	7,993,284
Saia, Inc.(b)(c)	59,693	26,896,472
Science Applications International Corp.(b)	99,918	12,755,532
Simpson Manufacturing Co., Inc.(b)	93,569	16,935,053
Terex Corp.(b)	161,200	9,902,516
Timken Co. (The)(b)	128,185	10,499,633
Watsco, Inc.(b)	62,880	24,584,822
Watts Water Technologies, Inc., Class A	48,993	9,701,104
XPO, Inc.(c)	285,714	24,411,404
		436,518,369
Information Technology-12.52%
Allegro MicroSystems, Inc. (Japan)(b)(c)	226,818	5,883,659
Belden, Inc.(b)	94,846	7,035,677
Commvault Systems, Inc.(c)	88,118	8,078,658
Crane NXT Co.(b)	157,128	9,157,420
Dynatrace, Inc.(c)	395,061	22,518,477
Super Micro Computer, Inc.(b)(c)	165,907	87,866,006
Teradata Corp.(b)(c)	199,528	9,214,203
Vishay Intertechnology, Inc.(b)	214,866	4,669,038
		154,423,138
Materials-7.32%
Commercial Metals Co.(b)	218,945	11,433,308
Eagle Materials, Inc.(b)	76,114	17,223,076
NewMarket Corp.(b)	19,031	10,615,682
Reliance Steel & Aluminum Co.	151,906	43,357,011
Westlake Corp.	55,181	7,634,291
		90,263,368
Total Common Stocks & Other Equity Interests (Cost $1,022,416,257)		1,232,306,322
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $892,699)	892,699	892,699
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,023,308,956)		1,233,199,021
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.00%
Invesco Private Government Fund, 5.29%(d)(e)(f)	37,009,698	37,009,698
Invesco Private Prime Fund, 5.52%(d)(e)(f)	98,562,515	98,631,509
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,641,207)		135,641,207
TOTAL INVESTMENTS IN SECURITIES-111.02% (Cost $1,158,950,163)		1,368,840,228
OTHER ASSETS LESS LIABILITIES-(11.02)%		(135,916,345)
NET ASSETS-100.00%		$1,232,923,883
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$333,211	$46,207,945	$(45,648,457)	$-	$-	$892,699	$23,393
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,988,178	366,495,113	(357,473,593)	-	-	37,009,698	1,159,162*
Invesco Private Prime Fund	71,341,758	690,764,564	(663,532,185)	3,679	53,693	98,631,509	3,106,312*
Total	$99,663,147	$1,103,467,622	$(1,066,654,235)	$3,679	$53,693	$136,533,906	$4,288,867

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Consumer Discretionary-17.10%
Boyd Gaming Corp.	348,263	$22,111,218
Deckers Outdoor Corp.(b)	147,523	111,192,511
Gentex Corp.(c)	991,931	32,862,674
Grand Canyon Education, Inc.(b)(c)	151,865	19,832,050
Murphy USA, Inc.	126,270	44,512,700
Polaris, Inc.(c)	263,111	23,669,466
Taylor Morrison Home Corp., Class A(b)	480,940	25,076,212
Texas Roadhouse, Inc.	313,692	39,437,358
Toll Brothers, Inc.(c)	477,279	47,417,669
TopBuild Corp.(b)	140,919	52,017,430
Williams-Sonoma, Inc.(c)	408,506	79,000,975
Wyndham Hotels & Resorts, Inc.	382,711	29,824,668
		526,954,931
Consumer Staples-3.42%
Boston Beer Co., Inc. (The), Class A(b)(c)	41,894	14,632,318
Celsius Holdings, Inc.(b)(c)	1,072,547	53,520,095
Coca-Cola Consolidated, Inc.	23,039	19,845,564
Lancaster Colony Corp.(c)	94,099	17,293,514
		105,291,491
Energy-8.68%
ChampionX Corp.	1,019,648	27,948,552
CNX Resources Corp.(b)(c)	1,353,420	27,339,084
Matador Resources Co.(c)	515,936	28,319,727
PBF Energy, Inc., Class A(c)	837,923	42,323,491
Range Resources Corp.(c)	1,701,474	49,410,805
Southwestern Energy Co.(b)	8,732,701	56,325,921
Weatherford International PLC(b)(c)	401,662	35,968,832
		267,636,412
Financials-13.98%
Affiliated Managers Group, Inc.	194,457	28,942,980
American Financial Group, Inc.	318,500	38,347,400
Erie Indemnity Co., Class A(c)	141,580	48,962,611
Essent Group Ltd.(c)	458,817	25,308,346
Evercore, Inc., Class A	153,037	26,281,044
Federated Hermes, Inc., Class B	445,694	15,581,462
International Bancshares Corp.(c)	228,272	12,066,458
Kinsale Capital Group, Inc.	144,011	57,254,453
MGIC Investment Corp.	1,212,641	24,058,797
RenaissanceRe Holdings Ltd. (Bermuda)	281,062	64,315,418
RLI Corp.	215,497	29,387,326
SEI Investments Co.	526,991	33,326,911
Western Union Co. (The)(c)	2,137,303	26,865,899
		430,699,105
Health Care-4.32%
Chemed Corp.(c)	74,776	44,326,465
Encompass Health Corp.	478,090	33,963,514
Medpace Holdings, Inc.(b)(c)	187,992	54,814,707
		133,104,686
Industrials-30.15%
Acuity Brands, Inc.	144,102	34,319,332
Advanced Drainage Systems, Inc.(c)	414,040	53,999,097
AGCO Corp.(c)	299,778	36,671,843
Carlisle Cos., Inc.	236,277	74,252,410
Crane Co.	235,654	29,247,018
Donaldson Co., Inc.	562,992	36,363,653
EMCOR Group, Inc.	246,342	56,193,074
ExlService Holdings, Inc.(b)(c)	750,539	23,476,860
Exponent, Inc.(c)	251,268	22,159,325
	Shares	Value
Industrials-(continued)
Fortune Brands Innovations, Inc.(c)	588,519	$45,663,189
Genpact Ltd.(c)	793,089	28,471,895
Graco, Inc.	725,957	61,924,132
Insperity, Inc.(c)	168,375	19,310,929
Landstar System, Inc.(c)	218,869	41,961,565
MSC Industrial Direct Co., Inc., Class A(c)	272,671	26,907,174
Owens Corning	411,071	62,289,589
Paylocity Holding Corp.(b)	202,052	32,007,057
Science Applications International Corp.	236,860	30,237,548
Terex Corp.(c)	351,950	21,620,289
Tetra Tech, Inc.	245,796	38,880,011
Trex Co., Inc.(b)(c)	480,811	39,176,480
UFP Industries, Inc.(c)	254,650	28,890,042
Watsco, Inc.(c)	155,647	60,854,864
Watts Water Technologies, Inc., Class A	121,984	24,154,052
		929,031,428
Information Technology-14.10%
Belden, Inc.	194,770	14,448,039
Crane NXT Co.(c)	250,105	14,576,119
IPG Photonics Corp.(b)(c)	134,383	13,154,752
Lattice Semiconductor Corp.(b)(c)	813,725	49,523,304
Manhattan Associates, Inc.(b)	512,204	124,240,202
Power Integrations, Inc.(c)	281,538	21,104,088
Qualys, Inc.(b)(c)	287,632	54,411,345
Super Micro Computer, Inc.(b)(c)	269,828	142,903,607
		434,361,456
Materials-7.25%
Ashland, Inc.(c)	223,929	20,964,233
Cabot Corp.(c)	241,883	17,439,764
Eagle Materials, Inc.	184,713	41,796,858
Greif, Inc., Class A	110,544	6,921,160
NewMarket Corp.(c)	45,229	25,229,188
Olin Corp.	568,071	29,579,457
Reliance Steel & Aluminum Co.	285,690	81,541,640
		223,472,300
Real Estate-0.92%
Apartment Income REIT Corp.(c)	868,233	28,382,537
Total Common Stocks & Other Equity Interests (Cost $2,745,054,412)		3,078,934,346
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $1,891,860)	1,891,860	1,891,860
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,746,946,272)		3,080,826,206
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.45%
Invesco Private Government Fund, 5.29%(d)(e)(f)	88,864,222	88,864,222
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	233,065,415	$233,228,561
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $322,087,004)		322,092,783
TOTAL INVESTMENTS IN SECURITIES-110.43% (Cost $3,069,033,276)		3,402,918,989
OTHER ASSETS LESS LIABILITIES-(10.43)%		(321,373,380)
NET ASSETS-100.00%		$3,081,545,609
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$547,107	$24,129,944	$(22,785,191)	$-	$-	$1,891,860	$26,334
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,590,609	523,420,894	(464,147,281)	-	-	88,864,222	1,715,656*
Invesco Private Prime Fund	76,090,138	1,004,952,859	(847,918,335)	10,545	93,354	233,228,561	4,614,958*
Total	$106,227,854	$1,552,503,697	$(1,334,850,807)	$10,545	$93,354	$323,984,643	$6,356,948

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-23.39%
Adient PLC(b)	98,001	$3,401,615
Aramark(c)	84,910	2,469,183
AutoNation, Inc.(b)	28,130	3,928,636
Brunswick Corp.(c)	19,909	1,606,258
Carter’s, Inc.(c)	20,836	1,576,035
Goodyear Tire & Rubber Co. (The)(b)	212,276	2,959,127
Helen of Troy Ltd.(b)(c)	13,303	1,523,194
KB Home(c)	53,769	3,204,095
Lear Corp.	19,296	2,564,438
Lithia Motors, Inc., Class A(c)	15,189	4,478,477
Murphy USA, Inc.(c)	4,747	1,673,412
Penske Automotive Group, Inc.(c)	18,357	2,723,628
PVH Corp.(c)	18,573	2,233,589
Taylor Morrison Home Corp., Class A(b)(c)	73,071	3,809,922
Thor Industries, Inc.(c)	23,312	2,634,722
Toll Brothers, Inc.	29,424	2,923,274
Valvoline, Inc.(b)(c)	49,824	1,818,078
		45,527,683
Consumer Staples-4.94%
Ingredion, Inc.	17,331	1,864,296
Performance Food Group Co.(b)	43,248	3,143,265
Pilgrim’s Pride Corp.(b)(c)	74,986	2,037,369
US Foods Holding Corp.(b)	55,896	2,571,775
		9,616,705
Energy-15.57%
Chord Energy Corp.	14,812	2,277,493
Civitas Resources, Inc.(c)	36,076	2,338,086
CNX Resources Corp.(b)(c)	171,581	3,465,936
HF Sinclair Corp.	86,094	4,863,450
Matador Resources Co.(c)	31,398	1,723,436
Murphy Oil Corp.	50,089	1,938,445
PBF Energy, Inc., Class A	129,057	6,518,669
Permian Resources Corp.(c)	141,281	1,904,468
Range Resources Corp.	66,230	1,923,319
Southwestern Energy Co.(b)	521,127	3,361,269
		30,314,571
Financials-18.07%
Affiliated Managers Group, Inc.	19,825	2,950,753
CNO Financial Group, Inc.	54,983	1,494,438
Essent Group Ltd.(c)	45,194	2,492,901
First American Financial Corp.	26,371	1,591,490
Janus Henderson Group PLC	76,708	2,206,122
Jefferies Financial Group, Inc.	59,444	2,422,937
MGIC Investment Corp.(c)	134,738	2,673,202
New York Community Bancorp, Inc.	361,890	2,341,428
Old Republic International Corp.	72,345	2,028,554
Reinsurance Group of America, Inc.	15,345	2,668,342
RenaissanceRe Holdings Ltd. (Bermuda)	10,748	2,459,465
Stifel Financial Corp.	26,775	1,953,236
Texas Capital Bancshares, Inc.(b)(c)	44,912	2,739,632
Unum Group	73,684	3,561,885
Voya Financial, Inc.	21,822	1,579,258
		35,163,643
Health Care-1.25%
Tenet Healthcare Corp.(b)	29,428	2,434,873
Industrials-14.23%
AGCO Corp.(c)	21,041	2,573,944
EnerSys	16,525	1,579,294
	Shares	Value
Industrials-(continued)
Fluor Corp.(b)	48,034	$1,811,362
Kirby Corp.(b)	19,607	1,542,287
Knight-Swift Transportation Holdings, Inc.	29,654	1,701,546
MDU Resources Group, Inc.	128,003	2,497,339
Oshkosh Corp.	19,854	2,185,925
Owens Corning	11,101	1,682,135
Ryder System, Inc.	25,072	2,847,427
Science Applications International Corp.	11,196	1,429,281
Terex Corp.(c)	45,578	2,799,857
Timken Co. (The)	21,181	1,734,936
UFP Industries, Inc.	14,096	1,599,191
Werner Enterprises, Inc.	43,278	1,711,645
		27,696,169
Information Technology-10.28%
Amkor Technology, Inc.	54,245	1,717,397
Arrow Electronics, Inc.(b)	36,593	4,067,312
Avnet, Inc.	106,313	4,815,979
Belden, Inc.	23,172	1,718,899
Kyndryl Holdings, Inc.(b)	83,768	1,718,919
TD SYNNEX Corp.	38,557	3,854,929
Vishay Intertechnology, Inc.(c)	97,500	2,118,675
		20,012,110
Materials-9.61%
Berry Global Group, Inc.	28,661	1,876,149
Cleveland-Cliffs, Inc.(b)	149,656	3,000,603
Commercial Metals Co.	64,690	3,378,112
Greif, Inc., Class A	33,926	2,124,107
Reliance Steel & Aluminum Co.	6,100	1,741,062
United States Steel Corp.(c)	101,962	4,794,253
Westlake Corp.	12,961	1,793,154
		18,707,440
Utilities-2.65%
ALLETE, Inc.(c)	30,953	1,829,632
NorthWestern Energy Group, Inc.	33,491	1,611,587
Vistra Corp.	42,075	1,726,337
		5,167,556
Total Common Stocks & Other Equity Interests (Cost $182,473,014)		194,640,750
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $139,221)	139,221	139,221
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $182,612,235)		194,779,971
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.77%
Invesco Private Government Fund, 5.29%(d)(e)(f)	7,504,432	7,504,432
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	19,283,616	$19,297,115
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,801,992)		26,801,547
TOTAL INVESTMENTS IN SECURITIES-113.83% (Cost $209,414,227)		221,581,518
OTHER ASSETS LESS LIABILITIES-(13.83)%		(26,928,721)
NET ASSETS-100.00%		$194,652,797
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$234,059	$6,081,087	$(6,175,925)	$-	$-	$139,221	$6,599
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,391,714	89,755,508	(92,642,790)	-	-	7,504,432	245,242*
Invesco Private Prime Fund	25,480,378	180,280,985	(186,472,137)	(83)	7,972	19,297,115	642,296*
Total	$36,106,151	$276,117,580	$(285,290,852)	$(83)	$7,972	$26,940,768	$894,137

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.72%
Cars.com, Inc.(b)(c)	84,622	$1,474,962
Madison Square Garden Sports Corp., Class A(b)(c)	19,173	3,548,922
Yelp, Inc.(b)	60,485	2,645,009
		7,668,893
Consumer Discretionary-22.48%
Abercrombie & Fitch Co., Class A(b)	63,356	6,455,976
Academy Sports & Outdoors, Inc.	56,731	3,558,736
Asbury Automotive Group, Inc.(b)(c)	13,736	2,871,648
BJ’s Restaurants, Inc.(b)(c)	21,875	757,094
Bloomin’ Brands, Inc.(c)	70,640	1,880,437
Boot Barn Holdings, Inc.(b)(c)	23,855	1,711,358
Buckle, Inc. (The)	24,363	906,060
Century Communities, Inc.	26,368	2,286,105
Chuy’s Holdings, Inc.(b)(c)	25,985	878,553
Ethan Allen Interiors, Inc.	22,975	669,262
Green Brick Partners, Inc.(b)	33,862	1,766,580
Group 1 Automotive, Inc.(c)	13,084	3,402,625
Haverty Furniture Cos., Inc., (Acquired 03/17/2023 - 01/31/2024; Cost $378,192)(d)	11,660	395,274
Installed Building Products, Inc.(c)	20,293	3,954,091
Jack in the Box, Inc.(c)	17,832	1,390,361
M.D.C. Holdings, Inc.	58,929	3,687,777
M/I Homes, Inc.(b)	46,020	5,863,868
Meritage Homes Corp.	43,653	7,229,373
ODP Corp. (The)(b)	28,746	1,470,070
Patrick Industries, Inc.(c)	18,199	1,826,998
Shake Shack, Inc., Class A(b)	31,512	2,381,047
Tri Pointe Homes, Inc.(b)	125,298	4,326,540
Upbound Group, Inc.(c)	41,448	1,376,074
Urban Outfitters, Inc.(b)(c)	64,080	2,435,040
		63,480,947
Consumer Staples-2.48%
Andersons, Inc. (The)	24,288	1,280,221
Inter Parfums, Inc.(c)	25,432	3,538,863
John B. Sanfilippo & Son, Inc.	10,696	1,145,862
Vector Group Ltd.	98,223	1,028,395
		6,993,341
Energy-4.94%
Archrock, Inc.	129,823	2,121,308
Dorian LPG Ltd.	56,370	2,110,493
Helix Energy Solutions Group, Inc.(b)	222,654	2,092,948
Northern Oil and Gas, Inc.(c)	61,467	2,059,144
Oceaneering International, Inc.(b)	125,104	2,599,661
Oil States International, Inc.(b)	50,124	309,265
Par Pacific Holdings, Inc.(b)	72,512	2,653,214
		13,946,033
Financials-6.58%
AMERISAFE, Inc.	15,925	793,702
Bancorp, Inc. (The)(b)(c)	45,003	1,963,931
Enova International, Inc.(b)	31,349	1,706,326
Genworth Financial, Inc., Class A(b)	366,558	2,261,663
NMI Holdings, Inc., Class A(b)	80,799	2,579,104
Pathward Financial, Inc.	27,042	1,400,235
PROG Holdings, Inc.(b)	63,323	1,940,217
Radian Group, Inc.	121,883	3,532,169
	Shares	Value
Financials-(continued)
SiriusPoint Ltd. (Bermuda)(b)(c)	141,722	$1,672,320
WisdomTree, Inc.(c)	109,907	744,070
		18,593,737
Health Care-7.88%
Amphastar Pharmaceuticals, Inc.(b)	40,223	2,146,299
ANI Pharmaceuticals, Inc.(b)	15,432	861,414
Collegium Pharmaceutical, Inc.(b)(c)	24,204	797,764
Ensign Group, Inc. (The)(c)	40,304	4,563,219
Glaukos Corp.(b)(c)	38,743	3,449,289
Merit Medical Systems, Inc.(b)(c)	47,140	3,691,062
NeoGenomics, Inc.(b)(c)	97,656	1,450,192
RadNet, Inc.(b)(c)	58,885	2,176,978
Schrodinger, Inc.(b)(c)	43,063	1,139,016
UFP Technologies, Inc.(b)(c)	11,660	1,964,827
		22,240,060
Industrials-23.80%
AAON, Inc.(c)	88,279	6,193,655
AAR Corp.(b)	28,691	1,744,987
Alamo Group, Inc.	11,624	2,467,543
American Woodmark Corp.(b)	14,739	1,345,376
Applied Industrial Technologies, Inc.	37,612	6,637,013
Arcosa, Inc.	46,475	3,638,063
Boise Cascade Co.	41,746	5,654,913
Enerpac Tool Group Corp.	47,819	1,493,387
Enpro, Inc.(c)	21,400	3,196,732
Enviri Corp.(b)	82,523	710,523
ESCO Technologies, Inc.	20,885	2,127,555
Federal Signal Corp.	68,976	5,309,772
Gibraltar Industries, Inc.(b)	25,077	2,029,231
GMS, Inc.(b)	33,443	2,814,563
Granite Construction, Inc.	39,371	1,776,026
Griffon Corp.	40,273	2,346,305
Matthews International Corp., Class A	40,038	1,317,250
Moog, Inc., Class A	20,133	2,814,593
MYR Group, Inc.(b)	16,646	2,394,527
Powell Industries, Inc.	15,169	1,797,982
SkyWest, Inc.(b)	47,694	2,540,182
SPX Technologies, Inc.(b)	38,834	3,908,254
Standex International Corp.	14,591	2,154,507
Wabash National Corp.(c)	31,787	804,211
		67,217,150
Information Technology-19.44%
Adeia, Inc.	122,327	1,485,050
Advanced Energy Industries, Inc.	32,575	3,393,663
Agilysys, Inc.(b)	18,480	1,546,961
Axcelis Technologies, Inc.(b)(c)	54,351	7,068,348
Badger Meter, Inc.	41,932	6,037,789
Cohu, Inc.(b)(c)	44,304	1,411,525
Digi International, Inc.(b)(c)	31,480	765,279
DoubleVerify Holdings, Inc.(b)(c)	159,241	6,371,232
Extreme Networks, Inc.(b)	182,607	2,467,021
Insight Enterprises, Inc.(b)(c)	42,070	7,772,012
InterDigital, Inc.	26,497	2,783,510
N-able, Inc.(b)	55,621	721,961
PDF Solutions, Inc.(b)	33,797	1,054,466
Progress Software Corp.(c)	38,746	2,201,160
Sanmina Corp.(b)	45,583	2,726,775
SPS Commerce, Inc.(b)	38,529	7,081,630
		54,888,382
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Materials-7.59%
ATI, Inc.(b)(c)	176,180	$7,200,477
Carpenter Technology Corp.	60,797	3,744,487
Haynes International, Inc.	8,708	484,774
Koppers Holdings, Inc.	23,866	1,220,507
Materion Corp.	16,089	1,881,930
O-I Glass, Inc.(b)	154,631	2,251,428
Olympic Steel, Inc.	11,703	790,889
Sylvamo Corp.(c)	23,831	1,106,473
Warrior Met Coal, Inc.(c)	42,882	2,751,738
		21,432,703
Real Estate-2.08%
eXp World Holdings, Inc.(c)	62,288	771,125
St. Joe Co. (The)	36,995	2,042,124
Tanger, Inc.	113,735	3,059,472
		5,872,721
Total Common Stocks & Other Equity Interests (Cost $255,454,476)		282,333,967
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $144,933)	144,933	144,933
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $255,599,409)		282,478,900
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.25%
Invesco Private Government Fund, 5.29%(e)(f)(g)	13,641,220	$13,641,220
Invesco Private Prime Fund, 5.52%(e)(f)(g)	35,052,885	35,077,422
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,718,242)		48,718,642
TOTAL INVESTMENTS IN SECURITIES-117.29% (Cost $304,317,651)		331,197,542
OTHER ASSETS LESS LIABILITIES-(17.29)%		(48,827,594)
NET ASSETS-100.00%		$282,369,948

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Restricted security. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$243,605	$3,381,698	$(3,480,370)	$-	$-	$144,933	$6,188
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,771,272	77,014,710	(73,144,762)	-	-	13,641,220	370,165*
Invesco Private Prime Fund	31,554,662	166,915,037	(163,410,766)	2,187	16,302	35,077,422	983,916*
Total	$41,569,539	$247,311,445	$(240,035,898)	$2,187	$16,302	$48,863,575	$1,360,269

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.30%
Marcus Corp. (The)(b)	341,094	$4,632,056
Scholastic Corp.	109,061	4,192,305
Telephone & Data Systems, Inc.	374,589	7,195,855
		16,020,216
Consumer Discretionary-23.94%
Academy Sports & Outdoors, Inc.	80,449	5,046,566
American Axle & Manufacturing Holdings, Inc.(b)(c)	957,429	7,745,601
America’s Car-Mart, Inc.(b)(c)	90,472	5,508,840
Asbury Automotive Group, Inc.(b)(c)	35,367	7,393,825
Bloomin’ Brands, Inc.(b)	169,474	4,511,398
Caleres, Inc.(b)	195,823	6,142,968
Century Communities, Inc.	72,609	6,295,200
Ethan Allen Interiors, Inc.	156,502	4,558,903
G-III Apparel Group Ltd.(b)(c)	133,276	4,010,275
Group 1 Automotive, Inc.(b)	28,869	7,507,672
Guess?, Inc.(b)	213,060	4,759,760
Haverty Furniture Cos., Inc., (Acquired 12/16/2022 - 01/31/2024; Cost $4,710,361)(b)(d)	153,865	5,216,024
Hibbett, Inc.(b)	80,102	5,338,798
Kohl’s Corp.(b)	381,931	9,838,543
La-Z-Boy, Inc.(b)	116,901	4,069,324
M.D.C. Holdings, Inc.	115,425	7,223,296
M/I Homes, Inc.(c)	49,803	6,345,898
Meritage Homes Corp.	35,253	5,838,249
Movado Group, Inc.(b)	183,308	5,055,635
ODP Corp. (The)(c)	161,846	8,276,804
Patrick Industries, Inc.(b)	53,428	5,363,637
Perdoceo Education Corp.	222,932	4,035,069
Shoe Carnival, Inc.(b)	212,764	5,425,482
Signet Jewelers Ltd.	46,399	4,615,773
Sonic Automotive, Inc., Class A(b)	125,405	6,340,477
Standard Motor Products, Inc.	123,160	4,969,506
Tri Pointe Homes, Inc.(c)	189,174	6,532,178
Urban Outfitters, Inc.(b)(c)	111,174	4,224,612
Winnebago Industries, Inc.(b)	69,671	4,578,778
		166,769,091
Consumer Staples-5.66%
Andersons, Inc. (The)	148,774	7,841,878
Cal-Maine Foods, Inc.	109,355	6,060,454
Central Garden & Pet Co., Class A(c)	115,799	4,780,183
Fresh Del Monte Produce, Inc.	426,571	10,485,115
PriceSmart, Inc.	61,762	4,695,147
Universal Corp.	95,555	5,537,412
		39,400,189
Energy-10.68%
California Resources Corp.(b)	80,060	3,817,261
CONSOL Energy, Inc.	38,434	3,635,856
CVR Energy, Inc.(b)	206,363	6,960,624
Helix Energy Solutions Group, Inc.(c)	458,353	4,308,518
Liberty Energy, Inc., Class A(b)	274,728	5,711,595
Northern Oil and Gas, Inc.(b)	112,051	3,753,708
Oil States International, Inc.(b)(c)	978,105	6,034,908
Par Pacific Holdings, Inc.(c)	229,674	8,403,772
ProPetro Holding Corp.(c)	677,305	5,730,000
SM Energy Co.	134,933	5,003,316
Talos Energy, Inc.(b)(c)	406,857	5,276,935
	Shares	Value
Energy-(continued)
U.S. Silica Holdings, Inc.(c)	586,366	$6,285,844
Vital Energy, Inc.(b)(c)	216,482	9,488,406
		74,410,743
Financials-21.06%
Ambac Financial Group, Inc.(c)	520,338	8,455,492
Apollo Commercial Real Estate Finance, Inc.(b)	376,825	4,205,367
Arbor Realty Trust, Inc.(b)	366,013	4,867,973
Assured Guaranty Ltd.	77,114	6,256,259
Axos Financial, Inc.(b)(c)	103,413	5,732,183
Customers Bancorp, Inc.(c)	97,948	5,234,341
Ellington Financial, Inc.	335,616	4,097,871
Employers Holdings, Inc.(b)	121,278	5,059,718
Enova International, Inc.(c)	118,597	6,455,235
EZCORP, Inc., Class A(b)(c)	860,858	7,403,379
First Commonwealth Financial Corp.(b)	289,221	4,051,986
Franklin BSP Realty Trust, Inc.(b)	354,577	4,545,677
Genworth Financial, Inc., Class A(c)	1,500,708	9,259,368
Hilltop Holdings, Inc.	135,391	4,263,463
Jackson Financial, Inc., Class A(b)	172,589	8,641,531
Mr. Cooper Group, Inc.(b)(c)	72,882	4,909,332
Navient Corp.(b)	354,380	6,102,424
NMI Holdings, Inc., Class A(c)	143,591	4,583,425
PennyMac Mortgage Investment Trust(b)	320,463	4,595,439
PROG Holdings, Inc.(b)(c)	165,933	5,084,187
Radian Group, Inc.	193,071	5,595,198
Ready Capital Corp.(b)	626,564	5,870,905
SiriusPoint Ltd. (Bermuda)(b)(c)	573,076	6,762,297
Stewart Information Services Corp.	95,981	5,918,188
StoneX Group, Inc.(c)	132,947	8,741,265
		146,692,503
Health Care-1.80%
OraSure Technologies, Inc.(c)	559,029	4,120,044
Owens & Minor, Inc.(b)(c)	271,338	5,348,072
Veradigm, Inc.(b)(c)	335,312	3,061,398
		12,529,514
Industrials-19.91%
ABM Industries, Inc.	136,988	5,587,740
Allegiant Travel Co.(b)	89,544	7,020,250
American Woodmark Corp.(c)	56,595	5,165,992
Apogee Enterprises, Inc.	78,839	4,163,488
Astec Industries, Inc.	149,256	5,313,514
Boise Cascade Co.	39,163	5,305,020
CoreCivic, Inc.(b)(c)	293,648	4,175,674
Deluxe Corp.(b)	290,072	5,485,261
DNOW, Inc.(c)	555,496	5,604,955
DXP Enterprises, Inc.(c)	210,366	6,777,992
Encore Wire Corp.(b)	21,098	4,757,599
Enviri Corp.(c)	887,026	7,637,294
GEO Group, Inc. (The)(b)(c)	574,108	6,384,081
GMS, Inc.(c)	64,290	5,410,646
Greenbrier Cos., Inc. (The)(b)	177,880	8,086,425
Hillenbrand, Inc.(b)	132,312	6,161,770
Hub Group, Inc., Class A(b)(c)	119,079	5,391,897
Kelly Services, Inc., Class A	481,795	9,900,887
MasterBrand, Inc.(c)	318,682	4,483,856
Matson, Inc.	40,629	4,551,667
MillerKnoll, Inc.	156,522	4,161,920
SkyWest, Inc.(c)	86,450	4,604,327
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Titan International, Inc.(b)(c)	407,639	$6,016,752
Wabash National Corp.(b)	258,663	6,544,174
		138,693,181
Information Technology-6.52%
Benchmark Electronics, Inc.	294,935	7,998,637
PC Connection, Inc.	61,864	3,990,847
Photronics, Inc.(c)	185,588	5,422,881
Sanmina Corp.(c)	128,295	7,674,607
ScanSource, Inc.(c)	236,680	9,292,057
Xerox Holdings Corp.(b)	599,398	11,064,887
		45,443,916
Materials-7.44%
Alpha Metallurgical Resources, Inc.(b)	13,470	5,377,763
Clearwater Paper Corp.(c)	228,591	7,536,645
Koppers Holdings, Inc.	105,063	5,372,922
O-I Glass, Inc.(c)	476,482	6,937,578
Olympic Steel, Inc.	116,610	7,880,504
SunCoke Energy, Inc.	600,773	6,157,923
Sylvamo Corp.(b)	86,421	4,012,527
TimkenSteel Corp.(b)(c)	202,404	4,159,402
Warrior Met Coal, Inc.	67,992	4,363,047
		51,798,311
Real Estate-0.65%
Service Properties Trust	590,076	4,561,287
Total Common Stocks & Other Equity Interests (Cost $639,300,518)		696,318,951
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $188,738)	188,738	$188,738
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $639,489,256)		696,507,689
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.13%
Invesco Private Government Fund, 5.29%(e)(f)(g)	45,113,247	45,113,247
Invesco Private Prime Fund, 5.52%(e)(f)(g)	115,924,344	116,005,491
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $161,113,902)		161,118,738
TOTAL INVESTMENTS IN SECURITIES-123.12% (Cost $800,603,158)		857,626,427
OTHER ASSETS LESS LIABILITIES-(23.12)%		(161,036,362)
NET ASSETS-100.00%		$696,590,065

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,495	$13,257,122	$(13,097,879)	$-	$-	$188,738	$13,769
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	30,638,853	198,943,279	(184,468,885)	-	-	45,113,247	1,383,316*
Invesco Private Prime Fund	86,712,240	414,209,068	(384,969,465)	10,746	42,902	116,005,491	3,720,383*
Total	$117,380,588	$626,409,469	$(582,536,229)	$10,746	$42,902	$161,307,476	$5,117,468

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.54%
Warner Music Group Corp., Class A	79,811	$2,912,303
Consumer Discretionary-6.50%
Aptiv PLC(b)	40,443	3,289,229
Garmin Ltd.	29,622	3,539,533
Genuine Parts Co.	21,544	3,021,115
Grand Canyon Education, Inc.(b)	4,742	619,258
Mattel, Inc.(b)(c)	55,992	1,001,697
Red Rock Resorts, Inc., Class A(c)	14,596	798,109
		12,268,941
Consumer Staples-2.50%
Flowers Foods, Inc.	32,617	743,668
Ingredion, Inc.	10,149	1,091,728
McCormick & Co., Inc.	42,309	2,883,781
		4,719,177
Financials-22.37%
Affiliated Managers Group, Inc.	4,957	737,800
Assurant, Inc.	8,494	1,426,567
AXIS Capital Holdings Ltd.	13,872	825,662
CNA Financial Corp.	42,910	1,891,044
Corebridge Financial, Inc.	94,707	2,289,068
Credicorp Ltd. (Peru)(c)	10,423	1,547,086
Deutsche Bank AG (Germany)(c)	307,925	3,956,836
Essent Group Ltd.	15,876	875,720
FLEETCOR Technologies, Inc.(b)	10,626	3,080,796
Hartford Financial Services Group, Inc. (The)	47,262	4,109,904
Janus Henderson Group PLC(c)	24,009	690,499
Principal Financial Group, Inc.	36,201	2,863,499
SEI Investments Co.(c)	19,662	1,243,425
State Street Corp.	47,047	3,475,362
TPG, Inc.(c)	42,276	1,759,950
Unum Group	29,671	1,434,296
Voya Financial, Inc.	16,390	1,186,144
W.R. Berkley Corp.	42,033	3,441,662
WEX, Inc.(b)(c)	6,322	1,292,154
Willis Towers Watson PLC	16,788	4,134,884
		42,262,358
Health Care-5.32%
Baxter International, Inc.	76,149	2,946,205
Qiagen N.V.(b)	34,049	1,486,579
Universal Health Services, Inc., Class B	9,751	1,548,556
Zimmer Biomet Holdings, Inc.	32,340	4,061,904
		10,043,244
Industrials-21.83%
A.O. Smith Corp.	22,700	1,761,747
AECOM	21,545	1,900,054
Air Lease Corp., Class A	16,841	704,122
Allison Transmission Holdings, Inc.(c)	13,491	816,745
Booz Allen Hamilton Holding Corp.	20,538	2,891,134
BWX Technologies, Inc.	15,083	1,228,963
CACI International, Inc., Class A(b)	3,588	1,233,303
Crane Co.	8,301	1,030,237
Donaldson Co., Inc.	18,040	1,165,204
Dover Corp.	20,811	3,117,072
ESAB Corp.	9,088	781,477
Franklin Electric Co., Inc.	6,966	656,615
Genpact Ltd.	28,824	1,034,782
Graco, Inc.	25,727	2,194,513
Hubbell, Inc.	8,049	2,701,003
	Shares	Value
Industrials-(continued)
IDEX Corp.	11,554	$2,443,671
ITT, Inc.	12,473	1,506,489
Leidos Holdings, Inc.	22,147	2,446,579
MDU Resources Group, Inc.	31,433	613,258
Nextracker, Inc., Class A(b)	3	116
Pentair PLC	24,579	1,798,445
Regal Rexnord Corp.	8,663	1,156,164
TFI International, Inc. (Canada)(c)	11,714	1,540,040
Valmont Industries, Inc.	3,133	707,149
Wabtec Corp.	26,783	3,523,839
Watts Water Technologies, Inc., Class A	4,978	985,694
Woodward, Inc.	9,485	1,306,749
		41,245,164
Information Technology-10.81%
Amdocs Ltd.	18,735	1,717,625
Cirrus Logic, Inc.(b)	8,019	619,067
Corning, Inc.	130,655	4,244,981
Flex Ltd.(b)	80,196	1,903,853
IPG Photonics Corp.(b)(c)	6,759	661,638
Littelfuse, Inc.	3,571	863,825
Logitech International S.A., Class R (Switzerland)(c)	24,214	2,019,205
Qorvo, Inc.(b)	14,175	1,413,814
TD SYNNEX Corp.	13,714	1,371,126
Teledyne Technologies, Inc.(b)	7,109	2,974,903
Trimble, Inc.(b)	35,138	1,787,119
Vontier Corp.	24,401	844,031
		20,421,187
Materials-7.44%
AptarGroup, Inc.	10,662	1,384,781
Eastman Chemical Co.	17,844	1,490,866
Element Solutions, Inc.(c)	34,145	759,043
International Flavors & Fragrances, Inc.	38,272	3,087,785
Mosaic Co. (The)	51,306	1,575,607
RPM International, Inc.	19,596	2,090,109
Silgan Holdings, Inc.	16,274	747,628
Sonoco Products Co.	15,220	866,018
Suzano S.A., ADR (Brazil)(c)	196,501	2,043,611
		14,045,448
Real Estate-9.17%
Agree Realty Corp.	15,043	896,713
Americold Realty Trust, Inc.	42,595	1,171,363
Camden Property Trust	16,268	1,526,589
Equity Residential	58,262	3,506,790
Essex Property Trust, Inc.	9,407	2,194,371
NNN REIT, Inc.	27,696	1,117,257
Regency Centers Corp.(c)	28,138	1,763,408
Ryman Hospitality Properties, Inc.	8,972	986,023
Sun Communities, Inc.	19,070	2,390,424
UDR, Inc.	49,083	1,767,970
		17,320,908
Utilities-12.50%
American Water Works Co., Inc.	30,973	3,841,271
Avangrid, Inc.(c)	60,968	1,852,208
CenterPoint Energy, Inc.	102,073	2,851,920
DTE Energy Co.	32,572	3,433,740
Entergy Corp.	34,436	3,435,335
Essential Utilities, Inc.	42,098	1,509,634
Eversource Energy	54,328	2,945,664
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
IDACORP, Inc.	8,246	$763,415
PPL Corp.	114,053	2,988,188
		23,621,375
Total Common Stocks & Other Equity Interests (Cost $180,794,843)		188,860,105
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $256,141)	256,141	256,141
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $181,050,984)		189,116,246
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.51%
Invesco Private Government Fund, 5.29%(d)(e)(f)	4,640,205	$4,640,205
Invesco Private Prime Fund, 5.52%(d)(e)(f)	11,421,761	11,429,756
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,070,087)		16,069,961
TOTAL INVESTMENTS IN SECURITIES-108.62% (Cost $197,121,071)		205,186,207
OTHER ASSETS LESS LIABILITIES-(8.62)%		(16,288,036)
NET ASSETS-100.00%		$188,898,171

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$205,195	$4,774,150	$(4,723,204)	$-	$-	$256,141	$8,707
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,237,909	59,409,004	(57,006,708)	-	-	4,640,205	134,200*
Invesco Private Prime Fund	5,754,623	124,768,619	(119,098,420)	(64)	4,998	11,429,756	351,938*
Total	$8,197,727	$188,951,773	$(180,828,332)	$(64)	$4,998	$16,326,102	$494,845

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-79.82%
Communication Services-2.49%
Mobile TeleSystems PJSC, ADR (Russia)(b)(c)	152,493	$0
Nexstar Media Group, Inc., Class A	4,535	805,915
TEGNA, Inc.(d)	41,665	649,557
Telefonica S.A., ADR (Spain)	179,903	735,803
TIM S.A., ADR (Brazil)(d)	23,855	419,371
		2,610,646
Consumer Discretionary-3.47%
Dick’s Sporting Goods, Inc.(d)	8,166	1,217,306
Harley-Davidson, Inc.(d)	21,763	706,209
La-Z-Boy, Inc.(d)	10,651	370,761
Perdoceo Education Corp.(d)	18,849	341,167
Polaris, Inc.	7,547	678,928
Sonic Automotive, Inc., Class A(d)	6,337	320,399
		3,634,770
Consumer Staples-1.77%
Ambev S.A., ADR (Brazil)	205,423	538,208
Bunge Global S.A.	9,227	812,806
Coca-Cola FEMSA S.A.B. de C.V., ADR (Mexico)	5,308	503,942
		1,854,956
Energy-28.77%
Alliance Resource Partners L.P.	58,979	1,239,149
APA Corp.	27,344	856,688
Black Stone Minerals L.P.	60,328	989,379
BP PLC, ADR (United Kingdom)	17,258	605,756
California Resources Corp.(d)	12,778	609,255
Chesapeake Energy Corp.(d)	12,175	938,814
Chord Energy Corp.	4,059	624,112
Civitas Resources, Inc.(d)	14,897	965,475
CONSOL Energy, Inc.	6,285	594,561
Coterra Energy, Inc.	37,806	940,613
Crescent Energy Co., Class A(d)	28,926	319,632
Crescent Point Energy Corp. (Canada)(d)	47,596	310,326
Delek US Holdings, Inc.	24,268	655,964
Diamondback Energy, Inc.	6,445	990,854
Energy Transfer L.P.	66,254	947,432
Enterprise Products Partners L.P.	28,015	749,681
EOG Resources, Inc.	8,178	930,575
Genesis Energy L.P.	42,065	485,009
Global Partners L.P.	23,056	1,085,707
HF Sinclair Corp.	18,259	1,031,451
Imperial Oil Ltd. (Canada)(d)	5,738	331,025
Marathon Petroleum Corp.	6,591	1,091,470
MPLX L.P.	25,642	988,499
Murphy Oil Corp.	15,444	597,683
Northern Oil and Gas, Inc.(d)	17,733	594,056
NuStar Energy L.P.	46,483	1,022,626
Ovintiv, Inc.	22,425	951,269
Patterson-UTI Energy, Inc.(d)	84,169	933,434
PBF Energy, Inc., Class A	21,759	1,099,047
Phillips 66	8,382	1,209,606
Plains All American Pipeline L.P.	43,685	674,496
RPC, Inc.(d)	44,445	324,893
Shell PLC, ADR (Netherlands)(d)	7,823	492,145
Suncor Energy, Inc. (Canada)	30,751	1,018,473
Sunoco L.P.	11,167	664,102
TotalEnergies SE, ADR (France)(d)	6,355	414,219
	Shares	Value
Energy-(continued)
Valero Energy Corp.	7,900	$1,097,310
Western Midstream Partners L.P.	27,630	793,810
		30,168,596
Financials-22.67%
A-Mark Precious Metals, Inc.(d)	11,703	315,630
Arbor Realty Trust, Inc.(d)	76,535	1,017,916
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)(d)	42,551	397,001
Banco Macro S.A., ADR (Argentina)	35,700	1,182,384
Bancolombia S.A., ADR (Colombia)(d)	34,919	1,098,552
Bank of America Corp.	33,556	1,141,240
Blackstone Mortgage Trust, Inc., Class A(d)	44,874	885,813
BOK Financial Corp.	4,637	388,766
Bread Financial Holdings, Inc.	12,264	444,815
Capital One Financial Corp.	9,338	1,263,618
Cathay General Bancorp(d)	8,981	369,748
Discover Financial Services	11,606	1,224,665
East West Bancorp, Inc.	10,782	785,037
Equitable Holdings, Inc.	22,114	722,907
First Bancorp	22,104	368,695
Hancock Whitney Corp.(d)	8,112	365,932
Hartford Financial Services Group, Inc. (The)	12,650	1,100,044
HSBC Holdings PLC, ADR (United Kingdom)(d)	17,020	669,397
International Bancshares Corp.(d)	7,341	388,045
Jackson Financial, Inc., Class A	13,887	695,322
MGIC Investment Corp.(d)	18,676	370,532
Navient Corp.(d)	19,646	338,304
Old National Bancorp(d)	22,666	373,309
Popular, Inc.	4,581	391,446
Radian Group, Inc.	25,910	750,872
Stifel Financial Corp.(d)	10,753	784,431
Synchrony Financial	33,756	1,312,096
Synovus Financial Corp.	22,191	835,713
Unum Group	15,256	737,475
Voya Financial, Inc.(d)	9,246	669,133
WaFd, Inc.(d)	12,310	357,482
Wells Fargo & Co.	23,058	1,157,050
Western Alliance Bancorporation	13,643	872,606
		23,775,976
Health Care-3.40%
CVS Health Corp.	14,436	1,073,605
Organon & Co.(d)	57,920	964,368
Royalty Pharma PLC, Class A	24,242	688,230
Viatris, Inc.	70,941	834,976
		3,561,179
Industrials-3.07%
Allegiant Travel Co.(d)	4,853	380,475
Copa Holdings S.A., Class A (Panama)	7,011	673,477
Global Ship Lease, Inc., Class A (United Kingdom)(d)	18,271	391,365
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR (Mexico)	10,122	744,068
Ryder System, Inc.	6,176	701,408
Textainer Group Holdings Ltd. (China)	6,667	331,017
		3,221,810
Information Technology-0.98%
Avnet, Inc.	6,996	316,919
United Microelectronics Corp., ADR (Taiwan)	92,575	713,753
		1,030,672
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Materials-3.68%
Mosaic Co. (The)	27,604	$847,719
Nutrien Ltd. (Canada)	18,024	898,857
Ryerson Holding Corp.	10,867	372,955
Sealed Air Corp.	19,853	685,921
Sylvamo Corp.(d)	6,732	312,567
Ternium S.A., ADR (Mexico)	19,085	737,826
		3,855,845
Real Estate-7.75%
Digital Realty Trust, Inc.	7,179	1,008,363
EPR Properties	10,127	448,322
Innovative Industrial Properties, Inc.(d)	4,388	409,093
Iron Mountain, Inc.	15,516	1,047,640
Kite Realty Group Trust	28,442	608,659
Omega Healthcare Investors, Inc.	30,858	894,882
Phillips Edison & Co., Inc.(d)	12,244	424,989
Sabra Health Care REIT, Inc.	46,686	622,791
Simon Property Group, Inc.	8,107	1,123,711
STAG Industrial, Inc.	19,044	703,486
Tanger, Inc.	12,471	335,470
Uniti Group, Inc.(d)	30,988	162,997
Urban Edge Properties(d)	19,744	340,979
		8,131,382
Utilities-1.77%
Cia Energetica de Minas Gerais, ADR (Brazil)(d)	443,717	1,011,675
Suburban Propane Partners L.P.	42,896	850,199
		1,861,874
Total Common Stocks & Other Equity Interests (Cost $77,601,666)		83,707,706
Preferred Stocks-10.09%
Communication Services-0.97%
AT&T, Inc., Series C, Pfd., 4.75%	48,395	1,020,167
Financials-9.12%
Arch Capital Group Ltd., Series G, Pfd., 4.55%	12,183	247,680
Bank of America Corp., Series QQ, Pfd., 4.25%	30,071	584,580
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	55,522	1,163,186
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	54,628	1,163,576
KeyCorp, Pfd., 6.20%(e)	27,806	621,464
Morgan Stanley, Series K, Pfd., 5.85%	35,589	879,048
Morgan Stanley, Series I, Pfd., 6.38%	33,049	829,200
Morgan Stanley, Series P, Pfd., 6.50%	40,563	1,081,410
Wells Fargo & Co., Series Z, Pfd., 4.75%	56,037	1,164,449
Wells Fargo & Co., Series AA, Pfd., 4.70%	55,780	1,153,530
Wells Fargo & Co., Series CC, Pfd., 4.38%	34,886	675,742
		9,563,865
Total Preferred Stocks (Cost $10,124,574)		10,584,032

Closed-End Funds-9.91%
abrdn Income Credit Strategies Fund(d)	64,639	444,070
	Shares	Value

Allspring Income Opportunities Fund	57,175	$381,930
Ares Dynamic Credit Allocation Fund, Inc.	18,761	251,585
Blackstone Strategic Credit Fund	33,828	394,434
DoubleLine Income Solutions Fund(d)	92,856	1,167,200
DoubleLine Yield Opportunities Fund(d)	35,458	531,515
Eaton Vance Limited Duration Income Fund(d)	68,619	666,291
First Trust High Yield Opportunities 2027 Term Fund	18,829	266,995
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(d)	32,064	464,928
Highland Opportunities and Income Fund	78,680	555,481
Invesco Senior Income Trust(f)	136,731	561,964
Nuveen Preferred & Income Opportunities Fund	100,500	730,635
Nuveen Taxable Municipal Income Fund	18,068	290,895
PGIM High Yield Bond Fund, Inc.	27,191	343,966
PIMCO Access Income Fund(d)	40,462	592,364
PIMCO Dynamic Income Opportunities Fund(d)	90,381	1,174,953
Western Asset Diversified Income Fund(d)	35,298	504,761
Western Asset Emerging Markets Debt Fund, Inc.	38,191	348,684
Western Asset High Income Opportunity Fund, Inc.	70,578	278,077
Western Asset Inflation-Linked Opportunities & Income Fund	50,810	442,047
Total Closed-End Funds (Cost $10,599,078)		10,392,775
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(f)(g) (Cost $253,142)	253,142	253,142
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $98,578,460)		104,937,655
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.20%
Invesco Private Government Fund, 5.29%(f)(g)(h)	4,746,368	4,746,368
Invesco Private Prime Fund, 5.52%(f)(g)(h)	12,231,358	12,239,920
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,985,922)		16,986,288
TOTAL INVESTMENTS IN SECURITIES-116.26% (Cost $115,564,382)		121,923,943
OTHER ASSETS LESS LIABILITIES-(16.26)%		(17,051,790)
NET ASSETS-100.00%		$104,872,153

See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2024.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Invesco Senior Income Trust	$-	$763,616	$(218,541)	$16,591	$298	$561,964	$34,845
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	419,085	5,918,585	(6,084,528)	-	-	253,142	8,379
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,129,257	45,891,386	(45,274,275)	-	-	4,746,368	147,149*
Invesco Private Prime Fund	10,150,235	91,567,201	(89,483,359)	1,268	4,575	12,239,920	391,212*
Total	$14,698,577	$144,140,788	$(141,060,703)	$17,859	$4,873	$17,801,394	$581,585

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024, for each Fund (except for Invesco S&P 500 Value with Momentum ETF). As of January 31, 2024, all of the securities in Invesco S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$763,501,850	$-	$-	$763,501,850
Money Market Funds	298,766	20,814,515	-	21,113,281
Total Investments	$763,800,616	$20,814,515	$-	$784,615,131
Invesco Large Cap Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$811,161,471	$-	$-	$811,161,471
Money Market Funds	60,164	8,408	-	68,572
Total Investments	$811,221,635	$8,408	$-	$811,230,043
Invesco S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$498,550,508	$-	$-	$498,550,508
Money Market Funds	-	6,392,313	-	6,392,313
Total Investments	$498,550,508	$6,392,313	$-	$504,942,821
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,293,620,794	$-	$-	$4,293,620,794
Money Market Funds	-	289,172,207	-	289,172,207
Total Investments	$4,293,620,794	$289,172,207	$-	$4,582,793,001
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,232,306,322	$-	$-	$1,232,306,322
Money Market Funds	892,699	135,641,207	-	136,533,906
Total Investments	$1,233,199,021	$135,641,207	$-	$1,368,840,228

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,078,934,346	$-	$-	$3,078,934,346
Money Market Funds	1,891,860	322,092,783	-	323,984,643
Total Investments	$3,080,826,206	$322,092,783	$-	$3,402,918,989
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$194,640,750	$-	$-	$194,640,750
Money Market Funds	139,221	26,801,547	-	26,940,768
Total Investments	$194,779,971	$26,801,547	$-	$221,581,518
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$282,333,967	$-	$-	$282,333,967
Money Market Funds	144,933	48,718,642	-	48,863,575
Total Investments	$282,478,900	$48,718,642	$-	$331,197,542
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$696,318,951	$-	$-	$696,318,951
Money Market Funds	188,738	161,118,738	-	161,307,476
Total Investments	$696,507,689	$161,118,738	$-	$857,626,427
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$188,860,105	$-	$-	$188,860,105
Money Market Funds	256,141	16,069,961	-	16,326,102
Total Investments	$189,116,246	$16,069,961	$-	$205,186,207
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$83,707,706	$-	$0	$83,707,706
Preferred Stocks	10,584,032	-	-	10,584,032
Closed-End Funds	10,392,775	-	-	10,392,775
Money Market Funds	253,142	16,986,288	-	17,239,430
Total Investments	$104,937,655	$16,986,288	$0	$121,923,943